CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Deferred revenue, customer deposits	$ 2,681		$ 3,163	$ 31
Convertible redeemable preferred stock and Redeemable non-controlling interest:
Convertible redeemable preferred stock, Series A shares issued (in shares)	7,000,000		7,000,000	7,000,000
Convertible redeemable preferred stock, Series A shares outstanding (in shares)	7,000,000		7,000,000	7,000,000
Convertible redeemable preferred stock, Series A liquidation and deemed liquidation preference (in shares)	$ 3,500,000		$ 3,500,000	$ 3,500,000
Equity:
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,500,000,000		1,500,000,000	1,500,000,000
Common stock, shares issued (in shares)	517,134,223		497,272,525	344,861,295
Common stock, shares outstanding (in shares)	517,134,223		497,272,525	344,861,295